CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023 [1]
Profit or loss [abstract]
Revenue (Note 19)	$ 7,384	$ 6,331
Cost of sales (Note 6)	4,396	3,807
Share of profit from equity accounted investees (Note 11)	328	316
Gross profit	3,316	2,840
General and administrative	444	422
Other income	(25)	(6)
Loss on acquisition (Note 5)	616	0
Impairment reversal	0	(231)
Results from operating activities	2,281	2,655
Net finance costs (Note 20)	561	466
Earnings before income tax	1,720	2,189
Current tax expense	261	325
Deferred tax expense	(415)	88
Income tax expense	(154)	413
Earnings	1,874	1,776
Earnings attributable to:
Shareholders	1,864	1,776
Non-controlling interest	10	0
Other comprehensive income (loss), net of tax (Note 23)
Exchange gain (loss) on translation of foreign operations	436	(106)
Impact of hedging activities	(37)	(3)
Re-measurement of defined benefit asset or liability (Note 21)	21	(11)
Other comprehensive income (loss), net of tax	420	(120)
Total comprehensive income	2,294	1,656
Comprehensive income attributable to:
Shareholders	2,284	1,656
Non-controlling interest	10	0
Earnings attributable to common shareholders, net of preferred share dividends	$ 1,721	$ 1,648
Earnings per common share - basic (in CAD per share)	$ 3.00	$ 3.00
Earnings per common share - diluted (in CAD per share)	$ 3.00	$ 2.99
Weighted average number of common shares (millions)
Basic (in shares)	573	550
Diluted (in shares)	574	551

[1]	(1) Comparative 2023 period has been adjusted. See Note 4 Changes in Accounting Policies